SUBSEQUENT EVENTS (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 26, 2025
Subsequent Event [Line Items]
Shares issued	1,386,955
Stock Issued During Period, Value, New Issues	$ 6,564,186	$ 293,033
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash and cash equivalents				$ 7,540,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues	$ 3,699	$ 324
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued			1,386,955
Stock Issued During Period, Value, New Issues			$ 6,564,185